Investment Held in Trust Account (Details) - USD ($)	Feb. 23, 2023	Aug. 17, 2023	Jun. 30, 2023	May 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment Held in Trust Account
Assets held in Trust Account			$ 44,766,782		$ 147,639,566	$ 145,913,226
U.S. Money Market
Investment Held in Trust Account
Assets held in Trust Account			513		464
U.S. Treasury Securities held in Trust Account
Investment Held in Trust Account
Assets held in Trust Account			$ 44,766,269		$ 147,639,102
U.S. Treasury Securities held in Trust Account | Subsequent Events
Investment Held in Trust Account
Assets held in Trust Account		$ 36,017,036
Number of units purchased	44,526,000
Maturity amount				$ 44,006,010